Note 6 - Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	March 31,
	2012	2011
Accounts payable	$5,219	$1,407
Engineering accrual	30	500
Other accrued liabilities	1,334	1,001
Total	$6,583	$2,908